Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	€ 3,199	€ 2,337
Net period expense	443	1,356	€ 105
Employer contributions	(11)	(20)	(18)
Benefits directly paid by the employer	(355)	(419)	(538)
Actuarial losses/(gains) arising from changes of assumptions	(176)	(59)	13
Translation adjustment and other	(2)	3	4
Total-closing balance	3,097	3,199	€ 2,337
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	10
Employer contributions	(11)
Benefits directly paid by the employer	(1)
Actuarial losses/(gains) arising from changes of assumptions	31
Total-closing balance	28	10
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	855
Net period expense	81
Benefits directly paid by the employer	(30)
Actuarial losses/(gains) arising from changes of assumptions	(199)
Translation adjustment and other	2
Total-closing balance	709	855
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	16
Net period expense	(6)
Benefits directly paid by the employer	(1)
Actuarial losses/(gains) arising from changes of assumptions	(8)
Total-closing balance	2	16
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,720
Net period expense	308
Benefits directly paid by the employer	(276)
Total-closing balance	1,753	1,720
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	598
Net period expense	59
Benefits directly paid by the employer	(49)
Translation adjustment and other	(3)
Total-closing balance	€ 605	€ 598